Schedule of estimated losses on doubtful accounts (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables
At the beginning of the year	R$ (43)	R$ (32)	R$ (5)
Allowance booked for the year	(57)	(86)	(263)
Write-offs of receivables	61	78	282
Deconsolidation Sendas		4	(19)
Assets held for sale and discontinued operations			1
Business combination			(28)
Foreign currency translation adjustment	4	(7)
At the end of the year	R$ (35)	R$ (43)	R$ (32)